Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2021	Mar. 31, 2005
Summary of Significant Accounting Policies (Details) [Line Items]
Loan held for sale		$ 152,000	$ 0
Amortization of mortgage servicing rights		14,000	20,000
Total liabilities		174,000	186,000
Servicing mortgage loans		21,700,000	23,200,000
Servicing fees		$ 42,000	42,000
Mortgage Loan Fixed Term		30 years
Private mortgage insurance, percentage		95.00%
Other programs offered bank, percentage		90.00%
Appraised value, percentage		80.00%
Term loan		25 years
Nonresidential loan, percentage		80.00%
Equity loans percentage		90.00%
Loans secured		90.00%
Fixed assets held for sale			161,000
Property was sold	$ 180,000
Tax benefit, percentage		50.00%
Total contribution			142,400,000	$ 248,600,000
Company expense		$ 353,000	375,000
Funding target percentage					87.14%
Deferred compensation		0	4,000
Repayment of loan			14,000
Employee stock ownership plan expense		$ 4,000	$ 73,000
Total shares surrendered plan (in Shares)		226,313	218,894
Amount of contributed		$ 14,000	$ 280,000
Goodwill amount						$ 14,500,000
Carrying value of goodwill			947,000	$ 947,000
Allowance for loan		500,000	900,000
Mortgage Servicing Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value		$ 262,000	186,000
Loans One to Four Family [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Rental properties, percentage		80.00%
Related Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposits from related parties		$ 5,100,000	$ 5,300,000